Summary of Significant Accounting Policies (Impairment of Long-lived Assets) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Customer list [Member]
Schedule of Significant Accounting Policies [Line Items]
Impairment of long-lived assets	$ 0	$ 0	$ 1.4